Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	May 30, 2017	Aug. 20, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Related Party Transaction [Line Items]
Loan to Diana Containerships Inc.			$ 0	$ 40,000	$ 0
Management Fee Expense			2,394	1,883	1,464
Due to related parties, current			182	271
Due from related parties, current			0	82,660
Noncash or Part Noncash Acquisition, Investments Acquired			0	3,000	0
Amortization of debt discount premium			(5,000)	0	0
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			2,253	2,096	2,320
Due to related parties, current			63	162
Diana Containerships Inc [Member]
Related Party Transaction [Line Items]
Due from related parties, current				82,660
Interest income from loan with Diana Containerships Inc.			$ 7,055	3,855	1,692
Diana Containerships Inc [Member] | Nonredeemable Preferred Stock [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired	$ 3,000
Diana Containerships Inc [Member] | Loan Receivable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			May 20, 2013
Debt instrument term			5 years
Loan to Diana Containerships Inc.		$ 50,000
Diana Containerships Inc [Member] | Loan Receivable Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Sep. 09, 2015
Loan receivable, Description of variable rate basis			LIBOR
Margin over Libor from agreement with Diana Containerships Inc.			3.00%
Debt instrument, fee amount			$ 200
Debt instrument, annual principal payment			5,000
Maximum Agreegate Repayment Amount			$ 32,500
Diana Containerships Inc [Member] | Loan Receivable Second Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Aug. 24, 2016
Loan receivable, Description of variable rate basis			LIBOR
Margin over Libor from agreement with Diana Containerships Inc.			3.35%
Loan receivable, related parties						$ 42,617
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Jun. 30, 2017
Loan receivable, related parties						82,617
Interest-bearing discount premium payable on the termination date						$ 5,000
Amortization of debt discount premium			$ (5,000)
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Diana Containerships Inc.			6.00%
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member] | Until Full Repayment [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Diana Containerships Inc.			9.00%
Steamship Shipbroking Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 1,850	1,800	1,680
Due to related parties, current			$ 0	0
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Number of vessels under management services			8
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management Fee Expense			$ 2,394	1,883	1,464
Commercial fees to related party			453	260	$ 124
Due to related parties, current			$ 119	$ 109